Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments
Schedule of the Group's investment balances

The following table summarizes the Group’s investment balances:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	28,500	114,928	17,613
Total held-to-maturity investments	28,500	114,928	17,613
Total investments held by consolidated investment funds	642,759	—	—
Total short-term investments	671,259	114,928	17,613
Long-term investments
- Held-to-maturity investments
- Fixed income products	36,816	—	—
Total held-to-maturity investments	36,816	—	—
- Available-for-sale investments
- Fixed income products	15,081	14,135	2,166
Total available-for-sale investments	15,081	14,135	2,166
- Other long-term investments
- Investments measured at fair value	255,967	285,045	43,685
- Investments measured at cost less impairment
- Private equity funds products	105,614	100,295	15,371
- Other investments measured at cost less impairment	207,302	62,411	9,565
Total other long-term investments	568,883	447,751	68,621
Total investments held by consolidated investment funds	260,311	74,498	11,418
Total long-term investments	881,091	536,384	82,205
Total investments	1,552,350	651,312	99,818